TRANSACTIONS AND BALANCES WITH INTERESTED AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Subcontracted work and consulting	748	823	672
Share-based payments to service provider	56	118	67
	804	941	739

B.	Balances:

	As of December 31,
	2022	2021
	USD in thousands
Other accounts payable	63	75
	63	75